Long-term Bank Loans - Summary of Long-term Bank Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 13,758,581	$ 14,911,719
Less: Unamortized interest on government granted bank loans	(31,612)	(60,592)
Less: Current portion	(3,326,042)	(2,263,718)	$ (101,435)
Syndicated bank loans, excluding current portion	10,432,539	12,648,001	$ 318,162
Long-term bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of long-term bank loans	$ 7,863,170	$ 7,232,770
Gross carrying amount [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.325%	1.20%	1.325%
Gross carrying amount [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.875%	1.75%	1.875%
Gross carrying amount [member] | Government granted bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 13,790,193	$ 14,972,311